Events After The Reporting Period - Additional Information (Detail) - USD ($) $ in Millions	Feb. 21, 2020	Jan. 24, 2020	Feb. 29, 2020
Disclosure of non-adjusting events after reporting period [line items]
Minimum monthly flow assured on sale of joint venture			$ 40.0
Non Adjusted Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Disposal consideration		$ 1,000.0
Cash received on disposal		699.1
Consideration Received as Shares		60.9
Consideration Received as Gurantee Letter		$ 240.0
Non Adjusted Events [Member] | Unitel [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of stake owned		25.00%
Non Adjusted Events [Member] | MultitelServicos de Telecomunicacoes Lda [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of stake owned		40.00%
Other disposals of assets [member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from sale of property	$ 120.5